Stockholders' Equity (Details 8) - shares		3 Months Ended	12 Months Ended
		Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Warrants [Abstract]
Warrants outstanding		17,904,445	13,472,870	5,987,000	6,200,000
Warrant [Member]
Number of Warrants [Abstract]
Issued for patents (i)	[1]		500,000
Investor Warrants (ii)	[2]		4,372,863
Dividend Warrants (iii)	[3]		3,250,007
Placement Agent (iv)	[4]		5,050,000
Issued for services (v)		16,634	300,000 [5]
Warrants outstanding			13,472,870

[1]	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.
[2]	The Investor Warrants were issued as part of the Company's $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively. Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 5,638,285 have been exercised at $0.65, and 2,836,541 have been exchanged on a three for one basis for 945,514 shares of common stock. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 4,372,863 Investor Warrants has been reduced to $0.786 per Investor Warrant (note 13).
[3]	The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018.
[4]	The Placement Agent Warrants are exercisable at $0.80 per share until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013. The exercise price of the Placement Agent Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 5,050,000 Placement Agent Warrants has been reduced to $0.786 per share (note 13).
[5]	The warrants are exercisable on a cashless basis at a price of $1.76 per share until September 12, 2018.